Equity - Schedule of Treasury Shares (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Treasury Shares [abstract]
Number of shares, Beginning Balance	332,980	103,000
Number of shares, Purchased	301,008	447,000
Number of shares, Cancelled	(189,742)	(217,020)
Number of shares, Ending Balance	444,246	332,980
Beginning Balance	R$ 10,550	R$ 2,745
Purchased	12,853	12,179
Cancelled	(7,838)	(4,374)
Ending Balance	R$ 15,565	R$ 10,550